Income Taxes - Summary of Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (875,000)	$ (488,000)	$ (10,000)
Effective tax rate	(1.00%)	(1.00%)	0.00%
Norwegian Tonnage Tax Regime
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (866,000)	$ (479,000)
Effective tax rate	22.00%	22.00%	22.00%
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (9,000)	$ (9,000)	$ (10,000)
Effective tax rate	19.00%	19.00%	19.00%